Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,353	$ 3,577	$ 2,862
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 4,234
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 5 months 1 day
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 81	40
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	428	638	480
Research and development costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,423	1,454	1,011
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	747	774	697
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 755	$ 711	$ 674